Statement of Additional Information Supplement dated October 30, 2019

The purpose of this supplement is to notify you of changes to the current Statement of Additional Information of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Moderate Allocation Fund

This supplement amends the Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the table beginning on page 4 in the Statement of Additional Information that lists the Underlying Funds in which the Funds invest and their current related target percentage allocations:

“Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco All Cap Market Neutral Fund	0.00%	3.50%	0.00%	0.00%	2.50%
Invesco American Franchise Fund	2.50%	5.75%	0.00%	0.00%	4.25%
Invesco Balanced-Risk Allocation Fund	3.50%	4.50%	0.00%	0.00%	4.50%
Invesco Comstock Fund	0.00%	7.00%	0.00%	0.00%	5.00%
Invesco Core Plus Bond Fund	17.00%	4.50%	14.50%	0.00%	9.75%
Invesco Corporate Bond Fund	0.00%	0.00%	3.75%	0.00%	0.00%
Invesco Developing Markets Fund	0.00%	1.50%	0.00%	5.00%	0.75%
Invesco Diversified Dividend Fund	5.50%	9.50%	0.00%	0.00%	7.00%
Invesco Dividend Income Fund	0.00%	0.00%	8.50%	0.00%	0.00%

Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco Emerging Markets Sovereign Debt ETF	2.25%	0.00%	3.50%	0.00%	1.50%
Invesco Equally-Weighted S&P 500 Fund	6.50%	9.25%	0.00%	0.00%	8.50%
Invesco Floating Rate Fund	4.00%	0.00%	8.75%	0.00%	3.25%
Invesco Global Real Estate Income Fund	3.00%	3.00%	5.00%	0.00%	3.00%
Invesco Global Targeted Returns Fund	3.50%	0.00%	0.00%	0.00%	0.00%
Invesco Growth and Income Fund	4.50%	0.00%	0.00%	0.00%	0.00%
Invesco High Yield Fund	7.50%	0.00%	6.75%	0.00%	3.25%
Invesco International Core Equity Fund	0.00%	0.00%	0.00%	6.00%	0.00%
Invesco International Growth Fund	2.75%	6.25%	0.00%	15.00%	4.75%
Invesco International Select Equity Fund	0.00%	6.00%	0.00%	15.00%	4.50%
Invesco International Small Company Fund	0.00%	0.00%	0.00%	7.00%	0.00%
Invesco Long/Short Equity Fund	0.00%	3.00%	0.00%	0.00%	2.00%
Invesco Low Volatility Emerging Markets Fund	0.00%	2.00%	0.00%	4.00%	0.75%

Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco Multi-Asset Income Fund	0.00%	0.00%	10.00%	0.00%	0.00%
Invesco Oppenheimer Emerging Markets Lobal Debt Fund	2.25%	0.00%	0.00%	0.00%	1.50%
Invesco Quality Income Fund	6.00%	2.25%	11.75%	0.00%	3.25%
Invesco S&P 500 Enhanced Value ETF	0.00%	0.00%	6.00%	0.00%	0.00%
Invesco S&P 500 High Dividend Low Volatility ETF	0.00%	0.00%	2.50%	0.00%	0.00%
Invesco S&P High Income Infrastructure ETF	0.00%	0.00%	4.00%	0.00%	0.00%
Invesco S&P International Developed Low Volatility ETF	0.00%	0.00%	5.50%	13.00%	0.00%
Invesco S&P MidCap Low Volatility ETF	1.50%	3.00%	0.00%	0.00%	2.25%
Invesco S&P Pure Growth ETF	5.50%	10.00%	0.00%	0.00%	8.50%
Invesco S&P SmallCap Low Volatility ETF	0.00%	3.00%	0.00%	0.00%	1.50%
Invesco Short Duration Inflation Protected Fund	4.25%	0.00%	0.00%	0.00%	3.25%
Invesco Short Term Bond Fund	6.00%	2.75%	0.00%	0.00%	3.25%
Invesco Small Cap Equity Fund	0.00%	2.25%	0.00%	0.00%	2.00%

Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco Small Cap Value Fund	0.00%	2.25%	0.00%	0.00%	1.00%
Invesco RAFI Strategic Developed ex-US ETF	4.25%	7.25%	0.00%	20.00%	5.25%
Invesco RAFI Strategic Developed ex-US Small Co ETF	0.00%	0.00%	0.00%	10.00%	0.00%
Invesco RAFI Strategic Emerging Markets ETF	0.00%	0.00%	0.00%	5.00%	0.00%
Invesco Taxable Municipal Bond ETF	4.25%	1.50%	3.50%	0.00%	3.00%
Invesco Variable Rate Investment Grade ETF	3.50%	0.00%	0.00%	0.00%	0.00%
Invesco Variable Rate Preferred ETF	0.00%	0.00%	6.00%	0.00%	0.00%”

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